36. RELATED PARTIES´ TRANSACTIONS (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Other operating income	$ 3,388	$ 4,164	$ 6,517
TGS
Disclosure of transactions between related parties [line items]
Other operating income	0	0	215
CYCSA
Disclosure of transactions between related parties [line items]
Other operating income	0	0	6
OCP
Disclosure of transactions between related parties [line items]
Other operating income	0	150	0
Total related parties
Disclosure of transactions between related parties [line items]
Other operating income	$ 0	$ 150	$ 221